Other Payables and Accruals	6 Months Ended
Dec. 31, 2025
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS

11. OTHER PAYABLES AND ACCRUALS

	December 31, 2025	June 30, 2025
	RM	RM

Accruals	761,562	533,170
	761,562	533,170

(a)	Other payables and accruals are classified as financial liabilities measured at amortised cost.

(b)	The maturity profile of the other payables of the Group at the end of the reporting period based on contractual undiscounted repayment obligations is repayable on demand or within one (1) year.